Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

15.	SUBSEQUENT EVENTS

On August 29, 2019, the Company and City National Bank agreed to extend the maturity date of the revolving line of credit discussed in Footnote #9 above to August 2, 2020. At renewal, the variable rate was modified to reflect the average of the interest rates per annum at which United States Dollars are offered in the London Interbank Borrowing Market ("Libor") for a 30-day period (the "Index") plus 2.9 percentage points over the Index, or a total of 5.13% annual interest rate as of August 29, 2019.

On September 4, 2019, Robert Guerra resigned as a director. On that date, the Company redeemed 100,000 shares of its common stock, which are now Treasury Stock, pursuant to a Redemption Agreement at $0.50 per share for an aggregate of $50,000. As a result of the resignation, Mr. Guerra forfeited 50,000 unvested options which had a $1.00 strike price.

16.	SUBSEQUENT EVENTS

On January 25, 2019, the Company completed the sale of 4,015,500 shares of its common stock pursuant to the Amended SPA (discussed above in Footnote #9 – Shareholders’ Equity) at $0.50 per share for an aggregate of $2,007,750. The aggregate consideration consisted of (1) cash in the aggregate amount of $1,432,750, (2) a promissory note from a single non-affiliate investor in the aggregate principal amount of $500,000, (3) a full-recourse promissory note payable by Dan Erdberg in the amount of $50,000 and (4) a full-recourse promissory note payable by Kendall Carpenter in the amount of $25,000. Each note bears an interest rate at a fixed rate of 3% per annum and principal and interest under the notes may be prepaid at any time without penalty. The non-affiliate note was fully repaid on February 8, 2019, including $575 in accrued interest. The Erdberg and Carpenter notes have a maturity date of January 25, 2020. The principal amount of the Carpenter note was reduced by $7,500 on January 28, 2019 leaving a principal balance of $17,500.

On March 20, 2019, the Company’s board of directors approved 180,000 options outside its 2015 Equity Plan to purchase the Company’s common stock to two employees and a contractor for services provided. Two grants totaling 80,000 options vest after one year and one grant of 100,000 options vests after two years. These stock options are exercisable at an exercise price of $1.00 per share and expire on March 20, 2023.